Retirement Benefit Obligations - Summary of Maturity Profile of the Group's Contracted Payments (On a Discounted Basis) (Detail) - Contractual Payments (on a discounted basis) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Information About Maturity Profile of Group's Contracted Payments [line items]
Contractual payments to defined benefit scheme	$ 23	$ 17	$ 20
Within 1 year
Disclosure of Information About Maturity Profile of Group's Contracted Payments [line items]
Contractual payments to defined benefit scheme	3	2	2
Between 1 and 2 years
Disclosure of Information About Maturity Profile of Group's Contracted Payments [line items]
Contractual payments to defined benefit scheme	3	2	2
Between 2 and 3 years
Disclosure of Information About Maturity Profile of Group's Contracted Payments [line items]
Contractual payments to defined benefit scheme	3	2	2
Between 3 and 4 years
Disclosure of Information About Maturity Profile of Group's Contracted Payments [line items]
Contractual payments to defined benefit scheme	3	2	2
Between 4 and 5 years
Disclosure of Information About Maturity Profile of Group's Contracted Payments [line items]
Contractual payments to defined benefit scheme	2	2	2
After 5 years
Disclosure of Information About Maturity Profile of Group's Contracted Payments [line items]
Contractual payments to defined benefit scheme	$ 9	$ 7	$ 10